Share-based payments - SARs (cash settled) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2014 MXN ($) EquityInstruments	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Share-based payments
Compensation expense recorded in the consolidated statement of operations		$ 105,303
Compensation (benefit) recorded in the consolidated statement of operations			$ 40,724	$ (5,238)
SARs - cash settled
Share-based payments
Granted | EquityInstruments	4,315,264
Vesting period	3 years
Total amount granted	$ 10,831
Carrying amount of the liability			1,901	537
Compensation expense recorded in the consolidated statement of operations			2,964
Compensation (benefit) recorded in the consolidated statement of operations		$ (1,901)		$ (186)
Cash payment related to key employees related to SARs plan			$ 2,395